RETIREMENT BENEFITS PLANS - Defined Contribution Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Employer contributions to defined contribution plans	$ 239	$ 220	$ 201